Long Term Debt - Additional information (Detail) (USD $)	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 After Amendment	Jun. 30, 2013 After Amendment	Dec. 31, 2012 After Amendment	Sep. 30, 2013 Before Amendment	Dec. 31, 2012 Including Acquisition Bridge Debt	Dec. 31, 2012 Excluding Acquisition Bridge Debt	Dec. 31, 2012 Unrestricted Cash Reduction Minimum	Dec. 31, 2012 Unrestricted Cash Reduction Maximum	Dec. 31, 2012 Term Loan Facility	Dec. 31, 2012 Revolving Facility	Dec. 31, 2011 Revolving Facility	Dec. 31, 2012 AR Credit Facility	Jan. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 6.6% Senior Notes, Due 2018
Debt Instrument
Credit facility commitment	$ 10,000,000											$ 250,000,000	$ 350,000,000
Senior unsecured revolving facility, maturity period													4 years
Line of credit facility, interest rate description	The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.'s prime lending rate, (ii) the federal funds rate plus 0.5% or (iii) one-month LIBOR plus 1%.
Line of credit facility, interest rate above federal fund rate	0.50%
Line of credit facility, interest above one month LIBOR rate	1.00%														0.75%
Annual principal payment of debt												5,000,000
Debt instrument maturity period												March 31, 2015	March 31, 2015		April 20, 2013		May 1, 2037	April 15, 2018
Additional borrowings under AR credit facility															100,000,000
Outstanding borrowing under credit facility	2,507,000														100,000,000
Senior notes debt outstanding repurchased after year end																20,000,000
Percent of par value paid to repurchase senior notes																$ 90.75
Debt instrument maturity date																2037	2037	2018
Interest rate on notes																6.25%	6.25%	6.60%
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs	101.00%
Debt covenant				3.75	3.75	3.75	3.50	3.50x	3.75x
Reduction of consolidated debt in the debt ratio calculation										50,000,000
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation											200,000,000
Outstanding letters of credit	15,288,000												2,507,000	1,963,000
Additional interest expense	1,034,000	963,000	898,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements																		$ 1,000,000